Financial Instruments and Financial Risk Management - Summary of Aging of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Current Receivables [Line Items]
Trade and other receivables	$ 906,472	$ 952,915
Trade and Other Receivables
Trade And Other Current Receivables [Line Items]
Allowance for expected credit loss	25,040	25,261	$ 29,506
Not Past Due
Trade And Other Current Receivables [Line Items]
Trade and other receivables	643,322	646,859
Not Past Due | Trade and Other Receivables
Trade And Other Current Receivables [Line Items]
Allowance for expected credit loss	1,487	2,145
Past Due 1 – 30 Days
Trade And Other Current Receivables [Line Items]
Trade and other receivables	168,427	174,343
Past Due 1 – 30 Days | Trade and Other Receivables
Trade And Other Current Receivables [Line Items]
Allowance for expected credit loss	2,504	2,526
Past Due 31 – 60 Days
Trade And Other Current Receivables [Line Items]
Trade and other receivables	46,880	52,700
Past Due 31 – 60 Days | Trade and Other Receivables
Trade And Other Current Receivables [Line Items]
Allowance for expected credit loss	7,512	7,578
Past Due More Than 60 Days
Trade And Other Current Receivables [Line Items]
Trade and other receivables	47,843	79,013
Past Due More Than 60 Days | Trade and Other Receivables
Trade And Other Current Receivables [Line Items]
Allowance for expected credit loss	$ 13,537	$ 13,012